SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of inventory
	June 30, 2020	December 31, 2019
Raw Material	$909,947	$372,101
Finished Goods	47,075	55,415
TOTAL INVENTORY	$957,022	$427,516

	Years Ended December 31,
	2019	2018
Raw material	$372,101	$307,947
Finished goods	55,415	39,998
Total inventory	$427,516	$347,945

Schedule of disaggregation of revenue
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Type of Revenue
Product revenue	$811,238	$138,760	$826,510	$151,723
Service revenue	6,326	54,178	9,090	73,509
Development revenue	332,709	-	514,871	-
Other revenue	5,101	219	5,101	219
Total revenue	$1,155,374	$193,157	$1,355,572	$225,451

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Timing of Revenue
Revenue recognized point in time	$822,105	$183,860	$838,881	$202,167
Revenue recognized over time	333,269	9,297	516,691	23,284
Total revenue	$1,155,374	$193,157	$1,355,572	$225,451

	Years Ended December 31,
	2019	2018
Type of Revenue
Product revenue	$212,905	$125,664
Service revenue	107,478	64,365
Total revenue	$320,383	$190,029

	Years Ended December 31,
	2019	2018
Timing of Revenue
Revenue recognized point in time	$281,333	$147,863
Revenue recognized over time	39,050	42,166
Total revenue	$320,383	$190,029

Schedule of activity in contract liabilities
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Balance at beginning of period	$378,850	$20,631
Additions	582,266	397,269
Transfer to revenue	(717,856)	(39,050)
Balance at end of period	$243,260	$378,850

	Years Ended December 31,
	2019	2018
Balance, beginning of year	$20,631	$30,690
Additions	20,826	32,106
Transfer to revenue	(39,050)	(42,166)
Balance, end of year	$2,467	$20,631

Schedule of lease costs
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Components of total lease costs:
Operating lease expense	$82,700	$148,141	$165,955	$296,226
Short-term lease costs (1)	1,300	14,963	5,550	27,680
Sublease rental income	(31,281)	-	(50,613)	-
Total lease costs	$52,719	$163,104	$120,892	$323,906

(1)	Represents short-term leases which are immaterial.

Year ended December 31, 2019
Components of total lease costs:
Operating lease expense	$593,707
Short-term lease costs (1)	46,575
Total lease costs	$640,282

(1)	Represents short-term leases which are immaterial.

Schedule of ROU lease assets and lease liabilities
	As of June 30, 2020	As of December 31, 2019
Assets:
Operating lease assets	$196,651	$331,419
Total lease assets	$196,651	$331,419

Liabilities:
Operating lease liabilities, current	$307,456	$489,407
Operating lease liabilities, net of current	-	52,449
Total lease liabilities	$307,456	$541,856

As of December 31, 2019
Assets:
Operating lease assets	$331,419
Total lease assets	$331,419

Liabilities:
Operating lease liabilities, current	$489,406
Operating lease liabilities, net of current	52,449
Total lease liabilities	$541,855

Schedule of operating leases
	Six Months Ended June 30,
	2020	2019
Operating cash flows for operating leases	$265,583	$240,417
Weighted average remaining lease term (in years) – operating lease	0.6	2.5
Weighted average discount rate – operating lease	14%	14%

Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$570,568

Schedule of future minimum lease payments
Years ending December 31,
2020 (6 months)	$265,583
2021	57,153
Total future minimum lease payments	322,736
Lease imputed interest	(15,280)
Total	$307,456

Years ending December 31,
2020	$531,166
2021	57,153
Thereafter	-
Total future minimum lease payments	588,319
Lease imputed interest	(46,464)
Total	$541,855

Schedule of net loss per share
	Six months ended June 30,
	2020	2019
Warrants to purchase common stock	5,639,167	-
Options to purchase common stock	1,499,000	-
Restricted stock purchase offers	3,378,478	-
Convertible debt	-	140,678
Total potentially dilutive securities	10,516,645	140,678

	Years Ended December 31,
	2019	2018
Warrants to purchase common stock	4,771,417	-
Options to purchase common stock	675,000	-
Restricted stock purchase offers	383,478	-
Convertible debt	-	140,678
Total potentially dilutive securities	5,829,895	140,678

Schedule of concentration of customers
	Three Months Ended June 30,		Six Months Ended June 30,
Customer	2020	2019	2020	2019
A	70%	-%	60%	-%
B	29%	-%	38%	-%
C	-%	66%	-%	59%
D	-%	20%	-%	18%
E	-%	13%	-%	23%

	Years Ended December 31,
Customer	2019	2018
A	45%	17%
B	18%	76%
C	36%	0%

Schedule of changes in fair value associated with level 3 liabilities
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 31,
	2019	2018
Balance, beginning of period	$-	$(166,093)
Issuances of derivative liability	-	-
Reclassification to additional paid in capital	-	1,141,995
Change in fair value of derivative liability	-	(975,902)
Balance, end of period	$-	$-

Schedule of lease terms and discount rate
Weighted average remaining lease term (in years) – operating lease	1.1
Weighted average discount rate – operating lease	14%